SHARE-BASED COMPENSATION (Details 4)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares
ADS
Share-based compensation
Closing price of ordinary shares (in dollars per share)	$ 8.24
Ordinary shares
Share-based compensation
Closing price of ordinary shares (in dollars per share)	$ 0.52
Options | Non-employees
Share-based compensation
Options outstanding with exercise price below the closing price of the entity's ordinary share (in shares) | shares	1,232,000	1,232,000
Aggregate intrinsic value (in CNY or dollars per share)	$ 398,000	¥ 2,579,000